Business Acquisitions and Investments in Affiliates (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2013 CNR Home Shopping Co., Ltd.
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage		49.00%
Business acquisition, cost of acquired entity, cash paid	$ 95